INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
R&D classified by nature
Depreciation of leased assets			$ 501,232	$ 287,484
Research and development expenses	$ 1,384,032	$ 1,114,820	2,815,574	2,139,032
R&D capitalized			2,425,244	1,556,367
R&D profit and loss	$ 1,384,032	$ 1,114,820	2,815,574	2,139,032
Total			5,240,818	3,695,399
Research and development expenses
R&D classified by nature
Amortization of intangible assets			604,462	508,433
Import and export expenses			1,685	9,322
Depreciation of property, plant and equipment			213,837	69,860
Employee benefits and social securities			685,412	496,967
Maintenance			25,702	14,045
Energy and fuel			24,659	17,564
Supplies and materials			726,899	460,272
Mobility and travel			38,564	4,668
Share-based incentives			30,099
Professional fees and outsourced services			137,674	67,550
Professional fees related parties			296,967	466,144
Office supplies			2,842	2,467
Information technology expenses			6,039	9,992
Insurance			12,598	8,326
Depreciation of leased assets			2,523	1,279
Miscellaneous			5,612	2,143
Research and development expenses			2,815,574	2,139,032
R&D profit and loss			$ 2,815,574	$ 2,139,032